Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Share capital	Share capital is composed of the following shares for the Twelve-month period ended December 31, 2020:

December 31, 2018 shares outstanding	327,788,874
Treasury shares	15,000
Long-Term Incentive Plan	1,066,538
Repurchase of common shares	(15,000)
December 31, 2019 shares outstanding	328,855,412

Treasury shares	(350,006)
Long-Term Incentive Plan	1,058,509
Repurchase of common shares	(547,543)
December 31, 2020 shares outstanding	329,016,372

Treasury shares	Treasury shares are composed of the following shares for the Twelve-month period ended December 31, 2020, 2019 and 2018:

	Shares	Amount
Repurchase shares
2018 (i)	503,642	39,532
2019 (ii)	15,000	1,735
2020 (iii)	547,543	44,775
Distributed shares to the LTIP
2020	(897,549)	(72,433)
Treasury Shares	168,636	13,609

(i)average price of US$20.09 per share
(ii)average price of US$28.14 per share
(iii)average price of US$16.13 per share